OTHER NON-OPERATING (LOSS)/INCOME (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 23, 2024	Mar. 15, 2023	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 16)				$ 0	$ (62,308)	$ 400,966
Dividend income from our investment in listed equity securities				0	9,823	4,768
UK tax lease liability (note 29)			$ 5,300	0	0	7,148
Other				(7,000)	0	0
Total other non-operating (loss)/income				(7,000)	(52,485)	412,882
Unrealized gain (loss)						$ 350,900
Marketable security, realized gain (loss)				$ (62,300)	$ 50,100
Stock repurchased during period (in shares)				679,000	2,897,000
Tax settlement with HMRC			66,400
Exchange Traded
UK tax lease liability (note 29)			$ 1,800
Hilli Common Units
Stock repurchased during period (in shares)	134	1,230
New Fortress Energy (NFE)
Investment owned (in shares)						5,300,000
Investment owned, shares sold (in shares)				1,200,000	13,300,000
Proceeds for shares issued				$ 45,600	$ 625,600
Investment owned, shares disposed (in shares)		4,100,000